Note 8 - Long-term Investments - Gross Unrealized Gains and Loss of Available-for-sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of year
Other comprehensive income before reclassification adjustment			523
Reclassification adjustment			(523)
Balance at end of year